Statement of Operations	9 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Statement of Comprehensive Income [Abstract]
Operating expenses	$ 1,134,803
Loss from operations	(1,134,803)
Other income:
Interest income	1,299
Change in fair value of warrant liability	5,892
Total other income (expenses)	7,191
Loss before income taxes	(1,127,612)
Benefit from (provision for) income taxes
Net loss	$ (1,127,612)
Weighted-average common shares outstanding, basic and diluted, redeemable shares subject to redemption (in Shares) | shares	2,789,393
Basic and diluted net income per share, redeemable shares subject to redemption (in Dollars per share) | $ / shares	$ (0.05)
Weighted-average common shares outstanding, basic and diluted, non-redeemable shares (in Shares) | shares	1,447,964
Basic and diluted net loss per share, non-redeemable shares (in Dollars per share) | $ / shares	$ (0.68)